Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers MLP & Energy Opportunity Fund, Inc.
Prospectus Date	rr_ProspectusDate	Apr. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Jun. 18, 2018